GOVERNMENT PARTICIPATION	12 Months Ended
Mar. 31, 2022
Government Grants [Abstract]
GOVERNMENT PARTICIPATION	GOVERNMENT PARTICIPATION
Government contributions, other than COVID-19 government support programs, were recognized as follows:

	2022	2021
Credited to non-financial assets	$14.6	$11.7
Credited to income	19.5	20.2
	$34.1	$31.9

COVID-19 government support programs
The Company previously accessed government emergency relief measures and wage subsidy programs available around the world, mainly the Canada Emergency Wage Subsidy (CEWS) program. The Company's participation in the CEWS program ceased on June 5, 2021 and accordingly, the Company did not claim any CEWS benefits for wages and salary costs incurred subsequent to June 5, 2021.

For the year ended March 31, 2022, the Company received government contributions related to COVID-19 support programs, mainly provided as a reimbursement of employee wages, in the amount of $14.9 million (2021 – $160.5 million), of which $1.3 million (2021 – $33.1 million) were credited to non-financial assets and $13.6 million (2021 – $127.4 million) were credited to income.

New financial participation agreements
In September 2021, the Company concluded new financial participation agreements with the Government of Canada and the Government of Québec who will fund up to $190.0 million and $150.0 million, respectively, in the form of partially repayable loans for eligible spending related to R&D projects. The investments will fund Project Resilience, a plan to invest in R&D innovations over the next five years with the aim to develop technologies of the future, including digitally immersive solutions using data ecosystems and artificial intelligence in Civil Aviation, Defense and Security and Healthcare.